As filed with the Securities and Exchange Commission on October 1, 1997
                       1933 Act Registration No. 33-74628
                           1940 Act File No. 811-8322
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                             --------------------
                                  FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                        Pre-Effective Amendment No. __                     [ ]
                        Post-Effective Amendment No. 8                     [X]
                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 9                            [X]


                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

              One Financial Center, Boston, Massachusetts 02111
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (617) 357-1200


                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                  State Street Research & Management Company
                             One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)


                         Copies of Communications to:

                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109



It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _____________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On December 15, 1997 pursuant to paragraph (a)(2)
If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --------------------
     The Registrant hereby declares that, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended (the "1940 Act"), it has registered an indefinite number of shares of beneficial interest, par value $.001 per share, in the State Street Research Intermediate Bond Fund series and the State Street Research Strategic Income Fund series of the Registrant, which shares are designated as Class A shares, Class B shares, Class C shares and Class D shares of such series.

     A Rule 24f-2 Notice for the fiscal period ended April 30, 1997 was filed by the Registrant on or about June 30, 1997 with respect to such shares.


     The Registrant hereby declares its intention to register, pursuant to Rule 24f-2(a)(1) promulgated under the 1940 Act, an indefinite number of Class A, Class B, Class C and Class S shares of beneficial interest, par value $.001 per share, of the State Street Research Legacy Fund series.

================================================================================

     The Prospectus and Statement of Additional Information of the State Street Research Legacy Fund (the "Fund") series of the State Street Research Securities Trust (the "Registrant") are included herein.

     The Prospectuses and Statements of Additional Information of the State Street Research Intermediate Bond Fund and the State Street Research Strategic Income Fund are included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-74628) filed with the Securities and Exchange Commission on August 29, 1997.

                     STATE STREET RESEARCH SECURITIES TRUST

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)




                                     Caption or Location in           Caption or Location in         Caption or Location in
                                     Prospectus for State Street      Prospectus for State           Prospectus for State
                                     Research Intermediate            Street Research                Street Research
      Form N-1A Item No.             Bond Fund                        Strategic Income Fund          Legacy Fund
PART A


 1.   Cover Page..................   Same                             Same                           Same

 2.   Synopsis....................   Table of Expenses                Table of Expenses              Investor Expenses

 3.   Condensed Financial
      Information ................   Financial Highlights;            Financial Highlights;          None
                                     Calculation of                   Calculation of
                                     Performance Data                 Performance Data

 4.   General Description
      of Registrant ..............   The Fund's Investments;          The Fund's Investments;        Goal and Strategy;
                                     Investment Practices; The Fund   Limiting Investment Risk;      Other Securities and Risks;
                                     and its Shares; Appendix         The Fund and its Shares;       Your Account; Fund Details
                                     Debt/Bond Ratings                Appendix Debt/Bond Ratings

 5.   Management of the Fund......   Management of the Fund;          Management of the Fund;        Fund Details
                                     Purchase of Shares;              Purchase of Shares;
                                     Shareholder Services             Shareholder Services

 5A.  Management's Discussion of
      Fund Performance ...........   [To be included in Annual        [To be included in Annual      [To be included in
                                     Report to Shareholders]          Report to Shareholders]         Financial Statements]

 6.   Capital Stock and
      Other Securities ...........   The Fund and its Shares;         The Fund and its Shares;       Your Account; Fund Details
                                     Management of the Fund;          Management of the Fund;
                                     Dividends and Distributions;     Dividends and Distributions;
                                     Taxes; Shareholder Services      Taxes; Shareholder Services
 7.   Purchase of Securities
      Being Offered  .............   Purchase of Shares;              Purchase of Shares;            Your Account
                                     Shareholder Services;            Shareholder Services;
                                     Management of the Fund           Management of the Fund

 8.   Redemption or Repurchase ...   Redemption of Shares;            Redemption of Shares;          Your Account
                                     Shareholder Services             Shareholder Services

 9.   Legal Proceedings...........   Not Applicable                   Not Applicable                 Not Applicable



                                     Caption or Location in           Caption or Location in          Caption or Location in
                                     Statement of Additional          Statement of Additional         Statement of Additional
                                     Information for State            Information for State           Information for State
                                     Street Research Intermediate     Street Research Strategic       Street Research
     Form N-1A Item No.              Bond Fund                        Income Fund                     Legacy Fund

PART B

10.  Cover Page....................  Same                             Same                            Same

11.  Table of Contents.............  Same                             Same                            Same

12.  General Information and
     History ......................  Not Applicable                   Not Applicable                  Not Applicable

13.  Investment Objectives
     and Policies .................  Additional Investment            Investment Policies and         Additional Policies and
                                     Policies and Restrictions;       Restrictions; Additional        Restrictions; Additional
                                     Additional Information           Information Concerning          Information Concerning
                                     Concerning Certain Investment    Certain Investment Techniques;  Certain Investment Techniques;
                                     Techniques; Debt Instruments     Debt Instruments and            Debt Instruments and
                                     and Permitted Cash Investments;  Permitted Cash Investments;     Permitted Cash Investments;
                                     Portfolio Transactions           Portfolio Transactions          Portfolio Transactions

14.  Management of the Registrant .  Trustees and Officers            Trustees and Officers           Trustees and Officers

15.  Control Persons and Principal
     Holders of Securities ........  Trustees and Officers            Trustees and Officers           Trustees and Officers

16.  Investment Advisory and Other
     Services .....................  Investment Advisory Services;    Investment Advisory             Investment Advisory
                                     Custodian; Independent           Services; Custodian;            Services; Custodian;
                                     Accountants; Distribution of     Independent Accountants;        Independent Accountants;
                                     Shares of the Fund               Distribution of Shares          Distribution of Shares
                                                                      of the Fund                     of the Fund

17.  Brokerage Allocation..........  Portfolio Transactions           Portfolio Transactions          Portfolio Transactions

18.  Capital Stock and
     Other Securities .............  Not Applicable (Description      Not Applicable (Description     The Trust, the Fund
                                     in Prospectus)                   in Prospectus)                  and its Shares

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered ................  Purchase of Shares; Net          Purchase of Shares;             Purchase and Redemption
                                     Asset Value                      Redemption of Shares;           of Shares; Shareholder
                                                                      Net Asset Value                 Accounts; Net Asset Value

20.  Tax Status ...................  Certain Tax Matters              Certain Tax Matters             Certain Tax Matters

21.  Underwriters .................  Distribution of Shares           Distribution of Shares          Distribution of Shares
                                     of the Fund                      of the Fund                     of the Fund

22.  Calculation of Performance
     Data .........................  Calculation of Performance       Calculation of Performance      Calculation of Performance
                                     Data                             Data                            Data

23.  Financial Statements .........  Financial Statements             Financial Statements            Financial Statements

                              STATE STREET RESEARCH
                                   LEGACY FUND

         A tax-managed approach to investing in stocks for long-term growth.

                                   Prospectus
                                December __, 1997

                           STATE STREET RESEARCH FUNDS

        This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

        Although these securities have been registered with the Securities and Exchange Commission, the commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this prospectus. Anyone who informs you otherwise is committing a federal crime.

                             WHO MAY WANT TO INVEST


         State Street Research Legacy Fund is designed for tax-conscious investors who seek one or both of the following:

        *      a stock investment for long-term growth
        *      reduced impact of taxes on their investment returns


        The fund is not appropriate for:


        *      investors seeking either income or aggressive growth
        *      short-term investments


        The fund's shares will rise and fall in value. There is a risk that you could lose money by investing in the fund.

        The fund cannot be certain that it will achieve its goal.

        Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

                                    CONTENTS


                                                                           Page


LEGACY FUND..................................................................4

        The fund's goal and strategy, main risks and expenses


YOUR ACCOUNT.................................................................6

        Managing your State Street Research investments

Opening an Account...........................................................6

Choosing a Share Class.......................................................7

Sales Charges................................................................8

Policies for Buying Shares..................................................10

Policies for Selling Shares.................................................11

Account Policies............................................................13

Distribution and Taxes......................................................14

Investors Services..........................................................14

FUND DETAILS................................................................15

     The fund's business structure and dealer compensation, plus additional policies

OTHER SECURITIES AND RISKS..................................................17

     Information on additional portfolio securities and practices, and the risks associated with them

Back Cover For Additional Information

                                   LEGACY FUND


(chesspiece graphic) Goal and Strategy

        Fundamental Goal. The fund seeks to provide long-term growth of capital.

        Strategy. Under normal market conditions, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies.

        In managing its portfolio, the fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods. This buy-and-hold approach is designed to allow the fund to focus on long-term capital appreciation while reducing (though not eliminating) capital gains distributions and their resulting tax liability for shareholders. While the fund generally expects to invest across a broad range of industries, it may favor companies in those industries that appear to offer higher potential for long-term growth.

        Although the fund does not expect to do so as a matter of course, it is permitted to invest up to 35% of total assets in other securities (for example, bonds and small-size company stocks). The fund may also use derivatives, particularly as a way of hedging against market downturns; more information, page 00.

(traffic sign graphic) Portfolio Risks

        Because the fund invests primarily in stocks, its major risks are those of stock investing, including sudden, unpredictable drops in value and the potential for periods of lackluster performance.

        The fund's investment approach, with its emphasis on keeping portfolio turnover low, means that the fund could continue to hold various stocks through adverse markets rather than selling them. This could cause the fund to have deeper losses during down markets than a fund that invested in similar stocks but did not seek reduced turnover. To the extent that the fund does sell securities during times of volatility, either for investment management reasons or to meet shareholder redemption requests, portfolio turnover and capital gains distributions are likely to increase as a result. For this reason, shareholders who actively trade or exchange fund shares could adversely affect the management of the fund and are discouraged from investing in it.

        While the fund's buy-and-hold approach is designed to allow it to capture long-term gains, some stocks may not return to previous highs. To the extent that the fund continues to hold these stocks, it may miss opportunities to realize gains and its long-term performance may be reduced.

[column text]

Information on other securities and risks appears on page 00.

[end column text]

[sidebar text]

(magnifying glass graphic) Tax-Managed Funds

        Many stock funds make their buy and sell decisions with an eye toward maximizing pre-tax performance. Tax-managed funds consider an additional factor: how their transactions - and the resulting taxable distributions - could affect their shareholders' tax burden.


        Federal tax laws dictate that mutual funds must distribute their net gains from transactions each year. These distributions are taxable to you during the year in which they are made - even if you reinvest them.


        As long as a fund continues to hold a stock, any capital appreciation it has in that stock is reflected in the fund's share price, rather than in taxable distributions. Also, by holding a stock for a longer period, the fund can distribute any gains from its sale as long-term capital gains. These distributions are taxed as capital gains rather than ordinary income - an advantage for shareholders in higher tax brackets.

        In addition to attempting to keep portfolio turnover low, tax-managed funds may use other techniques to reduce shareholder tax liabilities, such as being selective in realizing gains and losses.

[end of sidebar text]

(Thinker graphic) Investment Management

        The fund's investment manager is State Street Research & Management Company. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $___ billion in assets under management (as of ____________), including more than $____ billion in mutual funds.

        Kennard Woodworth, Jr. has been responsible for the fund's day-to-day portfolio management since its inception in December 1997. A senior vice president, he has worked as an investment professional since joining the firm in 19__.

                                INVESTOR EXPENSES

Shareholder fees are paid directly by investors.

                                                                       Class descriptions begin on page ___
Shareholder Fees(1) (% of offering price)         Class A           Class B          Class C           Class S
-----------------------------------------         -------          --------          -------           -------

Maximum front-end sales charge                     4.50              0.00             0.00              0.00
Maximum deferred sales charge                   0.00(2)              5.00             1.00              0.00


Annual fund expenses are deducted from fund assets.

Annual Fund Expenses
(% of average net assets)                         Class A           Class B          Class C           Class S
--------------------------                        -------           -------          -------           -------

Management fee(3)                                  0.70              0.70             0.70              0.70
Marketing (12b-1) fees                             0.25              1.00             1.00              0.00
Other expenses, after voluntary reduction(3)       0.30              0.30             0.30              0.30
                                                   ----              ----             ----              ----
Total annual fund expenses, after
  voluntary reduction(3)                           1.25              2.00             2.00              1.00
                                                   ====              ====             ====              ====

EXAMPLE Here is what you would pay if you invested $1,000 over the years indicated.
The example is for comparison only and
does not represent the fund's actual
expenses, either past or future (4).

Year                                            Class A        Class B(5)       Class C(5)           Class S
                                                -------        ----------      -----------           -------
1                                                   $57           $70/$20          $30/$20               $10
3                                                   $83           $93/$63          $63/$63               $32

-------------------

(1)     Not charged on reinvestments or exchanges.

(2)     Except for investments of $1 million or more; see page __.


(3) Because the fund has been newly organized, the percentage expense levels shown in the table as "Other expenses" are based on estimates. The investment manager and its affiliates have voluntarily undertaken to subsidize "Other expenses" to maintain the level of "Total annual fund expenses" shown for the next 12 months or until the Fund's net assets reach $100 million, whichever occurs first. However, the subsidy could be withdrawn at any time.

        "Total annual fund expenses" are estimated to be 1.95%, 2.70%, 2.70% and 1.70% for Class A, Class B, Class C and Class S shares, respectively, in the absences of such subsidy.

(4) Example assumes dividend reinvestment, hypothetical 5% annual return, maximum applicable sales charges and conversion of Class B shares to Class A after eight years.

(5) The first number assumes you sold all your shares at the end of the period, the second assumes you stayed in the fund.


                                  YOUR ACCOUNT

(Key Graphic) Opening an Account

        If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

        If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

        To open an account without the help of a financial professional, please use the instructions on these pages.

(checklist graphic) Choosing a Share Class

        The fund offers four share classes, each with its own sales charge and expense structure.

        If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least five years) or Class C shares (if investing for less than five years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class S shares.
 [sidebar text, bottom of page]

Class A -- Front Load

*       Initial sales charge of 4.5% or less; schedule on page 14

* Lower sales charges for larger investments; see sidebar on facing page and sales charge schedule

* Lower annual expenses than Class B or C shares due to lower marketing (12b-1) fee of 0.25%

Class B -- Back Load

*       No initial sales charge

* Deferred sales charge of 5% or less on shares you sell within five years; schedule on page 14

*       Annual marketing (12b-1) fee

* Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class C -- Level Load

*       No initial sales charge

* Deferred sales charge of 1%, paid if you sell shares within one year of purchase

*       Lower deferred sales charge than Class B shares

*       Annual marketing (12b-1) fee

* No conversion to Class A shares after eight years, so annual expenses do not decrease

[end of sidebar text, bottom of page]


        Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

[sidebar text, bottom of page]

Class S -- No Load

*       No sales charges of any kind

* No marketing (12b-1) fees; annual expenses are lower than other share classes

* Available through a range of retirement and special programs, including broker programs offering customized recordkeeping and other services; these programs usually involve special conditions and separate fees (contact your financial professional for information)

[end of sidebar text, bottom of page]

[sidebar text]

[Magnifying Glass Graphic] Class A Sales Charge Reductions and Waivers


* Substantial investments receive lower sales charge rates; see information on the following page.

* The "right of accumulation" allows you to include your existing State Street Research investments (except Money Market Fund Class E shares) as part of your current investment for sales charge purposes.

* A "letter of intent" allows you to count all investments in this or other State Street Research funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

        To take advantage of right of accumulation or letter of intent waivers, consult your financial professional or State Street Research.

[end of sidebar text]

Sales Charges

Class A -- Front Load

when you invest               this % is deducted        which equals this % of
this amount                   for sales charges         your net investment

Up to $99,999                 4.50                      4.71
$100,000 - $249,999           3.50                      3.63
$250,000 - $499,999           2.50                      2.56
$500,000 - $999,999           2.00                      2.04
$1 million or more            see next column

        With Class A shares, you pay a sales charge only when you buy shares.

        If you are investing $1 million or more (either as a lump sum or through any of the methods described on page 11), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) if you sell any shares you have held for less than one year. Policies regarding the calculation of the CDSC are the same as for Class B.

        Class A shares are also offered with low or no sales charges through various managed, fee-based programs and other sponsored arrangements (contact your financial professional for information).

Class B -- Back Load

                                          This % of net asset value at
                                          the time of purchase (or of
when you sell shares in this              sale, if lower) is deducted
year after you bought them                from your proceeds

First year                                        5.00
Second year                                       4.00
Third year                                        3.00
Fourth year                                       3.00
Fifth year                                        2.00
Sixth year or later                               None

        With Class B shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less, as described in the table above. Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

        The CDSC is waived on shares sold for mandatory retirement distributions or because of disability or death. Consult your financial professional or State Street Research Shareholder Services.

        Class B shares automatically convert to Class A shares after eight years, lowering your annual expenses from that time on.

Class C -- Level Load

                                           this % of net asset value at
                                           the time of purchase (or of
when you sell shares in this               sale, if lower) is deducted
year after you bought them                 from you proceeds

First year                                          1.00
Second year or later                                None

        With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above.
Policies regarding the calculation of the CDSC are the same as for Class B.

        Class C shares currently have the same annual expenses as Class B shares, but never convert to Class A shares (with their lower annual expenses).

Class S -- No Load

        Class S shares have no sales charges or CDSC.

(Cash Register Graphic) Policies for Buying Shares

        Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

*       $10,000 for accounts that use the Investamatic regular investing program

*        $2,000 for Individual Retirement Accounts

*       $25,000 for all other accounts

Minimum Additional Investments:

*       $50 for any account

        Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

        Timing of Requests. All requests received by State Street Research before 4:00 p.m. eastern time will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. will be executed the following day, at that day's closing share price.

        Wire Transactions. Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. Your bank may charge a fee for wiring money.

Buying Shares

                                        To Open an Account                     To Add to an Account

(Graphic of Briefcase) Through a        Contact your financial professional.   Contact your financial professional.
Financial Professional.

By mail [Graphic of mailbox]            Make your  check  payable to "State    Fill out the  investment  stub  from
                                        Street  Research   Funds."  Forward    your account statement,  or indicate
                                        the check and your  application  to    the fund name and account  number on
                                        State Street Research.                 your check. Make you check  payable
                                                                               to "State Street Research Funds."
                                                                               Forward the check and stub to State
                                                                               Street Research.

(Graphic of Federal Building) By        Forward your application to State      Call State Street Research to
Federal Funds Wire                      Street Research, then call to          obtain a control number. Instruct
                                        obtain an account number. Wire         your bank to wire funds to:
                                        funds using the instructions at        *    State Street Bank & Trust
                                        right.                                      Company, Boston MA
                                                                               *    ABA: 011000028
                                                                               *    BNF: fund name and share class
                                                                                    you want to buy
                                                                               *    AC: 99029761
                                                                               *    OBI: your name and your account
                                                                                    number
                                                                               *    Control: the number given you
                                                                                    by State Street Research

By Electronic Funds Transfer            Verify that your bank is a member      Call State Street Research to verify
(Graphic of Electrical Plug)            of ACH (Automated Clearing House)      that the necessary bank information
                                        system. Forward your application       is on file for your account.  If it
                                        to State Street Research. Please       is, you may  request a transfer with
                                        be sure to include the appropriate     with the same phone call. If not, please
                                        bank information. Call State Street    ask  State Street  Research to provide
                                        Research to request a purchase.        you with an EZ Trader application.

(Graphic of Calendar) By                Forward your application, with all     Call State Street Research to verify
Investamatic                            appropriate sections completed, to     that Investamatic is in place on your
                                        State Street Research, along with a    account, or to request a form to add it.
                                        check for your initial investment      Investments are automatic once Investamatic
                                        payable to "State Street Research      is in place.
                                        Funds."

By Exchange (Graphic of Exchange)       Call State Street Research to          Call State Street Research to request an
                                        request an exchange.                   exchange.

         State Street Research Shareholder Services PO Box 8408, Boston, MA 02266-8408
         Internet www.ssrfunds.com
        Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

(Graphic of Reciept) Policies for Selling Shares


        Circumstances That Require Written Requests. Please submit instructions in writing when any of the following apply:

        *    you are selling more than $50,000 worth of shares

        *    the name or address on the account has changed within the last
             30 days

        * you want the proceeds to go to a name or address not on the account registration

        * you are transferring shares to an account with a different registration or share class

        * you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

                 corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

        To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

        Incomplete Sell Requests. State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

        Timing of Requests. All requests received in good order by State Street Research before 4:00 p.m. eastern time will be executed the same day, at that day's closing share price. Requests received after 4:00 p.m. will be executed the following day, at that day's closing share price.

        Wire Transactions. Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

        Selling Recently Purchased Shares. If you sell shares before the check or electronic funds transfer for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                                      To Sell Some or All of Your Shares

(Graphic of Briefcase)  Through a Financial      Contact your financial
                        Professional             professional.

By Mailbox (Graphic of Mailbox)

Send a letter of instruction, an endorsed stock power or        Check with State Street Research to make sure that
share certificates (if you hold certificate shares) to State    wire redemption privileges are in place on your
Street Research. Specify the fund, the account number           account. Once these privileges are established, you may
and the dollar value or number of shares. Be sure to            place your request to sell shares with State Street
include all necessary signatures and any additional             Research. Proceeds will be wired to your
documents, as well as signature guarantees if required          pre-designated bank account. (See "Wire Transactions"
(see facing page). (Graphic of Federal Building) By             on facing page.)
Federal Funds Wire

By Electronic Funds Transfer (Graphic of Electrical             Check with State Street Research to make sure that the
Plug)                                                           EZ Trader feature and a bank designation is in place on
                                                                your account. Once one of these is established, you
                                                                may place your request to sell shares with State Street
                                                                Research. Proceeds will be wired to your
                                                                pre-designated bank account.

(Graphic of Telephone) By Telephone                             As long as your request does not require a written
                                                                request (see facing page), you can sell shares by calling
                                                                State Street Research. A check will be mailed to you on
                                                                the following business day.

By Exchange (Graphic of Exchange)                               Read the  prospectus  for the fund  into  which  you are
                                                                exchanging.  Call State  Street  Research  to request an
                                                                exchange.

(Graphic of Calendar) By Systematic Withdrawal Plan             See plan information on page __.

        State Street Research Shareholder Services PO Box 8408, Boston, MA 02266-8408
        Internet www.ssrfunds.com
        Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

(Graphic of Pages) Account Policies


        The Fund's Business Hours. The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

        Calculating Share Price. The fund calculates its net asset value per share (NAV) every business day at the regular close of the New York Stock Exchange (usually at 4:00 p.m. eastern time). Each class's share price is calculated by dividing its net assets by the number of its shares outstanding.

         Telephone Requests. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your broker can also use these privileges to request exchanges on your account. For your protection, all telephone calls are recorded.

         As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time.

         Exchange Privileges. There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

         Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

        For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

        Accounts with Low Balances. If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or may deduct an annual maintenance fee (currently $18).

        Reinstating Recently Sold Shares. For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.


(Graphic of Uncle Sam) Distributions and Taxes

        Income and Capital Gains Distributions. The fund typically distributes its net income and net capital gains, if any, around the end of the fund's fiscal year, which is April 30. To comply with tax regulations, the fund may also pay an additional capital gains distribution in December.

        You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account, or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

[sidebar text]


(Magnifying Glass Graphic) Tax Considerations

        You may want to avoid:

        * investing a large amount in the fund close to the end of its fiscal year (if the fund makes a capital gains distribution, you will receive some of your investment back as a taxable distribution)

        * selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss)

[end of sidebar text]

        Tax Effects of Distributions and Transactions. In general, any dividends and short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distributions of net capital gains are generally taxable as long-term capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

        Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

        The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

        Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

        Backup Withholding. By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

(Interlocked Hands Graphic) Investor Services

        Investamatic Program. Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments, and you can skip an investment with three days notice. Not available with Class S shares.

        Systematic Withdrawal Program. This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 8% of your fund assets a year without incurring any contingent deferred sales charges. Certain terms and minimums apply.

        Dividend Allocation Plan. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

        Automatic Bank Connection. This plan lets you route any distributions or Systematic Withdrawal Program payments directly to your bank account.

        State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call 1-800-562-0032 for information on retirement plans or any of the services described above.

                                  FUND DETAILS

(Graphic of Column) Business Structure

        Formed in 1997, the fund is a diversified series of State Street Research Securities Trust, an open-end management investment company that is organized as a Massachusetts business trust. A board of trustees representing shareholder interests oversees the fund's operations, including the hiring of the investment manager and other service providers. The fund does not hold regular shareholder meetings, but may call meetings when matters arise that require shareholder approval. These may include amendments to the investment management agreement, the election of trustees or proposed changes in the fund's fundamental goal, which cannot be changed without shareholder approval.

        The investment manager is responsible for the fund's investment and business activities, and receives the management fee as compensation. The management fee, on an annual basis, is 0.70% of the fund's net assets. The investment manager and the distributor are subsidiaries of Metropolitan Life Insurance Company.

        Brokers for Portfolio Trades. When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider a broker's sales of fund shares.

Investment Manager
State Street Research & Management Company
One Financial Center, Boston, MA 02111

Distributor
State Street Research Investment Services, Inc.
One Financial Center, Boston, MA 02111

Shareholder Services
State Street Research Shareholder Services
 P.O. Box 8408, Boston, MA 02266

Custodian
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


(Graphic of a Check) Dealer Compensation

        Dealers who sell shares of the fund and perform services for fund investors receive sales commissions and annual fees. These are paid by the fund's distributor, using money from sales charges, marketing (12b-1) fees, and other resources of the distributor.

Maximum Dealer Compensation                 Class A           Class B           Class C          Class S
---------------------------                 -------           -------           -------          -------

Initial commission (%)                          --             4.00              1.00             0.00
Investments up to $100,000 (%)                4.00               --                --               --
$100,000 - $249,999 (%)                       3.00               --                --               --
$250,000 - $499,999 (%)                       2.00               --                --               --
$500,000 - $999,999 (%)                       1.75               --                --               --
First $1-3 million (%)                     1.00(1)               --                --               --
Next $2 million (%)                        0.50(1)               --                --               --
Next $1 and above (%)                      0.25(1)               --                --               --
Annual fee (%)                                0.25             0.25              0.90              0.00

-----------------

(1) If your broker declines this commission, the one-year CDSC on your investment is waived

       Additional Policies. Please note that the fund maintains additional policies and reserves certain rights, including:

       * The fund may vary its initial or additional investments in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

       *    All orders to purchase shares are subject to acceptance by the fund.

       * At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares.

       * To permit investors to obtain the current price, dealers are responsible for transmitting all orders to shareholder services promptly.

       * Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

       * The distributor may also pay its affiliate, MetLife Securities, Inc., additional compensation of up to 0.25% of certain sales.

                           OTHER SECURITIES AND RISKS


(Graphic of Securities Certificates) Other Securities and Risks

         Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 2. Below are brief descriptions of other securities and practices, along with their associated risks.

        Restricted and Illiquid Securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

        Derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security or an index. The fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). The fund may also use derivatives for speculation (investing for potential income or capital gain).

        While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

        With all derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

        Foreign Investments. Foreign securities are more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

        In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

        Securities Lending. The fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting the collateral it receives in these transactions, the fund could magnify any gain or loss it realizes on the underlying investment. If the borrower fails to return the securities and the collateral is insufficient to cover the loss, the fund could lose money.

        Short-term Trading. While the fund ordinarily does not trade securities for short-term profits, it will sell any security at the time it believes best, which may result in some short-term trading. Short-term trading can increase the fund's brokerage costs and its shareholders' tax liabilities.

        Repurchase Agreements. The fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the fund could lose money.

Investment Limitations


                                                                           Limitation
Practice                                                               (% of total assets)
--------                                                               -------------------
Investing in securities of any given issuer
(other than the U.S. government and its agencies)(1)                          5(2)

Investing in any given industry(1)                                             25

Lending securities                                                             33

Lending money(1)                                                           Prohibited

Repurchase agreements                                                          30

                                                                           Limitation
Security                                                                (% of net assets)
--------                                                                -----------------
Commodity futures contracts
(for non-hedging purposes only)                                               5(3)

Option contracts
(for non-hedging purposes only)                                                 5

Swap agreements                                                                 5

Illiquid securities                                                            15

Foreign securities                                                            35(4)

---------------

(1)     Fundamental policy; may not be changed without shareholder approval.

(2) Applies only to 75% of fund's total assets. The fund also is prohibited from investing in more than 10% of an issuer's voting securities.

(3) Initial margin deposits plus premiums may not exceed 5% of the value of the fund's net assets.

(4) Applies to all direct and indirect interests in securities of non-U.S. issuers; includes a 5% net asset limitation on investments in developing countries.

                           FOR ADDITIONAL INFORMATION


        You can obtain a free copy of the current annual/semiannual report or SAI by contacting:

        [State Street Research Logo] Shareholder Services P.O. Box 8408, Boston, MA 02266 Telephone: 1-800-562-0032 Internet: www.ssrfunds.com

        Or you can visit the SEC website at: http://www.sec.gov

         You can find additional information on the fund's structure and its performance in the following documents:

        Annual/semiannual Reports. While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants.

        Statement of Additional Information. (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. It also includes the most recent annual report and the independent accountants' report. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

                        State Street Research Legacy Fund


                                   a Series of

                     State Street Research Securities Trust

                       STATEMENT OF ADDITIONAL INFORMATION

                               [December __,] 1997

                                TABLE OF CONTENTS
                                                                           Page

INVESTMENT POLICIES AND RESTRICTIONS..........................................2

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES...............4

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS..............................13

THE TRUST, THE FUND AND ITS SHARES...........................................16

TRUSTEES AND OFFICERS........................................................17

INVESTMENT ADVISORY SERVICES.................................................21

PURCHASE AND REDEMPTION OF SHARES............................................23

SHAREHOLDER ACCOUNTS.........................................................28

NET ASSET VALUE..............................................................32

PORTFOLIO TRANSACTIONS.......................................................33

CERTAIN TAX MATTERS..........................................................37

DISTRIBUTION OF SHARES OF THE FUND...........................................39

CALCULATION OF PERFORMANCE DATA..............................................42

CUSTODIAN....................................................................45

INDEPENDENT ACCOUNTANTS......................................................45

FINANCIAL STATEMENTS.........................................................45


     The following Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus of State Street Research Legacy Fund dated [December __,] 1997, which may be obtained without charge from the offices of State Street Research Securities Trust (the "Trust") or State Street Research Investment Services, Inc. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111-2690.



CONTROL NUMBER: ______________________                             ET-_________

                      INVESTMENT POLICIES AND RESTRICTIONS

         As set forth in part in the Fund's Prospectus, the Fund has adopted certain investment restrictions.

         The fundamental and nonfundamental policies of the Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of structures (e.g. fund or funds, master-feeder structure) allowing the Fund to invest substantially all its assets in collective investment vehicles or allowing the Fund to serve as such a collective investment vehicle for other funds, to the extent permitted by law and regulatory authorities.

         All of the Fund's fundamental investment restrictions are set forth below. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). (Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.) Under these restrictions, it is the Fund's policy:

         (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (2) not to issue senior securities, as defined in the 1940 Act, except as permitted by that 1940 Act and the rules thereunder or as permitted by the Securities and Exchange Commission (the creation of general lines or security interests under industry practices for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

         (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities, and
                  (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

         (4) not to purchase fee simple interest in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

         (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;

         (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and other debt related instruments or interests (and enter into repurchase agreements with respect thereto);

         (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry, except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, as described in the Fund's Prospectus or Statement of Additional Information as amended from time to time; and

         (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets.

         The following nonfundamental investment restrictions may be changed without shareholder approval. Under these restrictions, it is the Fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

         (2) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates;

         (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin);

         (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange; and


                        ADDITIONAL INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

Options and Futures Generally

         The Fund may buy and sell certain types of derivatives such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

         The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from an expected decline in the market value of an asset or group of assets asset which the Fund does not own or expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Futures Contracts

         Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

         In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

Options

         The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

         Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises

         The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.


         The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

         Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity

         The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets.

         As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

         Nonhedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manger to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

Swaps

         The Fund may invest up to 5% of its total assets in swaps. The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

         The Fund may enter into swap arrangements involving default options. The Fund would sell a put option for premium income or a debt security that is subject to a possible default by the debtor. In the event of a default, the holder of the put may exercise the option to sell the defaulted security, or equivalent debt securities, to the Fund.

         Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may as noted enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Currency Transactions

         The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


Repurchase Agreements

         The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's total assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 10% of the Fund's total assets.

When-Issued Securities

         The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Restricted Securities

         It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

         Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.


Lower Quality Debt Securities ("Junk Bonds")

         The Fund may invest in lower quality debt securities. Lower quality convertible or nonconvertible debt securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risk of lower quality debt securities, commonly known as "junk bonds," include (i) limited liquidity and secondary market support; (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perceptions; (iii) subordination to the prior claims of banks and other senior lenders; (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and
(vi) the issuer's low creditworthiness and potential for insolvency during period of rising interest rates and economic downturn. For further information concerning the rating categories of debt securities, see the Appendix to this Statement of Additional Information.

         In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time.

Foreign Investments

         The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

         ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.


         ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

         The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

         It is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager. Such countries include countries that have an emerging stock market that trades a small number of securities; countries with low- to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

Securities Lending

         The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

         The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

Temporary and Defensive Investments

         The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by S&P or the "Prime" major rating category by Moody's (or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's).

Industry Classifications

         In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes private pools of nongovernment backed mortgages.

Basic Industries                            Consumer Staple                     Science & Technology
----------------                            ---------------                     --------------------
Chemical                                    Business Service                    Aerospace
Diversified                                 Container                           Computer Software & Service
Electrical Equipment                        Drug                                Electronic Components
Forest Products                             Food & Beverage                     Electronic Equipment
Machinery                                   Hospital Supply                     Office Equipment
Metal & Mining                              Personal Care
Railroad                                    Printing & Publishing
Truckers                                    Tobacco

Utility                                     Energy                              Consumer Cyclical
-------                                     ------                              -----------------
Electric                                    Oil Refining & Marketing            Airline
Gas                                         Oil Production                      Automotive
Gas Transmission                            Oil Service                         Building
Telephone                                                                       Hotel & Restaurant
                                                                                Photography
Other                                       Finance                             Recreation
-----                                       ------                              Retail Trade
Trust Certificates-                         Bank                                Textile & Apparel
    Government Related Lending              Financial Service
Asset-backed--Mortgages                     Insurance
Asset-backed--Credit
     Card Receivables


                              DEBT INSTRUMENTS AND
                           PERMITTED CASH INVESTMENTS

         The Fund's may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.

         U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

[bullet] direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

[bullet] obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

[bullet] obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

         U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.


         U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

         In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

         The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

         Bank Money Investments. Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.


         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

         Short-Term Corporate Debt Instruments. Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Commercial Paper Ratings. Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

         Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated
A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

         The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

         In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.


                       THE TRUST, THE FUND AND ITS SHARES

         State Street Research Securities Trust is currently comprised of the following series: State Street Research Intermediate Bond Fund, State Street Research Strategic Income Fund and State Street Research Legacy Fund. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or class. A "series" is a separate pool of assets of the Trust which is separately managed and has a different investment objective and different investment policies from those of another series.

         The Trustees have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class S shares.

         Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that Class A, Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable [by the Fund].


         The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not have a material, adverse effect on the rights of any shareholder. Under the Trust's Master Trust Agreement, the Trustees may reorganize, merge or liquidate the Fund without prior shareholder approval. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

         Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.


                              TRUSTEES AND OFFICERS

         The Trustees and principal officers of the Trust, their addresses, and their principal occupations and positions with certain affiliates of the Investment Manager are set forth below.

         +Steve A. Garban, The Pennsylvania State University, 210 Old Main, University Park, PA 16802, serves as Trustee of the Trust. He is 60. He is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University.

         *+Bartlett R. Geer, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 42. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of State Street Research & Management Company.

         +Malcolm T. Hopkins, 14 Brookside Road, Biltmore Forest, Asheville, NC 28803, serves as Trustee of the Trust. He is 69. He is engaged principally in private investments. Previously, he was Vice Chairman of the Board and Chief Financial Officer of St. Regis Corp.

         *+John H. Kallis, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 56. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Portfolio Manager for State Street Research & Management Company.

         +Edward M. Lamont, Box 1234, Moores Hill Road, Syosset, NY 11791, serves as Trustee of the Trust. He is 70. He is engaged principally in private investments and civic affairs and is an author of business history. Previously, he was with Morgan Guaranty Trust Company of New York.

         +Robert A. Lawrence, Saltonstall & Co., 50 Congress Street, Boston, MA 02109, serves as Trustee of the Trust. He is 71. His principal occupation is Associate of Saltonstall & Co., a private investment firm. During the past five years he has also served as Partner of that firm.

         *+Gerard P. Maus, One Financial Center, Boston, MA 02111, serves as Treasurer of the Trust. He is 46. His principal occupation is Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research & Management Company. During the past five years he has also served as Executive Vice President and Chief Financial Officer of New England Investment Companies and as Senior Vice President and Vice President of New England Mutual Life Insurance Company. Mr. Maus's other principal business affiliations include Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research Investment Services, Inc.

         *+Francis J. McNamara, III, One Financial Center, Boston, MA 02111 serves as Secretary and General Counsel of the Trust. He is 42. His principal occupation is Executive Vice President, General Counsel and Secretary of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company and as Senior Vice President, General Counsel and Assistant Secretary of The Boston Company, Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Senior Vice President, Clerk and General Counsel of State Street Research Investment Services, Inc.

-------------------------
* or +, see footnotes on page 20.

         +Dean O. Morton, 3200 Hillview Avenue, Palo Alto, CA 94304, serves as Trustee of the Trust. He is 65. He is retired, having served during the past five years, until October 1992, as Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company.

         *+Kim M. Peters, One Financial Center, Boston, MA 02111, serves as
Vice President of the Trust. He is 44. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of State Street Research & Management Company.

         +Thomas L. Phillips, 141 Spring Street, Lexington, MA 02173 serves as Trustee of the Trust. He is 73. He is retired and was formerly Chairman of the Board and Chief Executive Officer of Raytheon Company, of which he remains a Director.

         +Toby Rosenblatt, 3409 Pacific Avenue, San Francisco, CA 94118, serves as Trustee of the Trust. He is 59. His principal occupations during the past five years have been President of The Glen Ellen Company, a private investment company, and Vice President of Founders Investments Ltd.

         +Michael S. Scott Morton, Massachusetts Institute of Technology, 77 Massachusetts Avenue, Cambridge, MA 02139, serves as Trustee of the Trust. He is
60. His principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology.

         *+Thomas A. Shively, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 43. His principal occupation is Executive Vice President and Director of State Street Research & Management Company. During the past five years he also served as Senior Vice President of State Street Research & Management Company. Mr. Shively's other business affiliations include Director of State Street Research Investment Services, Inc.

         *+Ralph F. Verni, One Financial Center, Boston, MA 02111, serves as Chairman of the Board, President, Chief Executive Officer and Trustee of the Trust. He is 54. His principal occupation is Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. During the past five years he also served as President and Chief Executive Officer of New England Investment Companies and as Chief Investment Officer and Director of New England Mutual Life Insurance Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc., and until February 1996, prior positions as President and Chief Executive Officer of that company.

         +Jeptha H. Wade, 251 Old Billerica Road, Bedford, MA 01730, serves as Trustee of the Trust. He is 72. He is retired and was formerly Of Counsel for the law firm Choate, Hall & Stewart. He was a partner of that firm from 1960 to 1987.

-------------------------
* or +, see footnotes on page 20.

         *Elizabeth M. Westvold, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. She is 37. Her principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years, she also has served as Vice President and as an analyst for State Street Research & Management Company.

-------------------------

* These Trustees and/or officers are or may be deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Trustee, Director and/or officer of one or more of the following investment companies, each of which has a direct or indirect advisory relationship with the Investment Manager or its affiliates:
         State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Exchange Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and Metropolitan Series Fund, Inc.



         As of the approximate date of this Statement of Additional Information, the Investment Manager, the Distributor and/or Metropolitan Life Insurance Company ("Metropolitan"), their indirect parent, were the beneficial owners of all or a substantial amount of the outstanding Class A, Class B, Class C and Class S shares of the Fund, and may be deemed to be in "control," as defined in the 1940 Act. Although sales of Fund shares to other investors will reduce their percentage ownership, so long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.

                     [Rest of Page Intentionally Left Blank]

         The Trustees were compensated as follows:

                                                                      Total
                                                                  Compensation
                                      Aggregate                  From Trust and
                                    Compensation                  Complex Paid
         Name of Trustee            From Trust(a)                to Trustees(b)

Steve A. Garban                        $   496                       $ 34,750
Malcolm T. Hopkins                     $   496                       $ 34,750
Edward M. Lamont                       $ 2,750                       $ 59,375
Robert A. Lawrence                     $ 2,950                       $ 92,125
Dean O. Morton                         $ 3,150                       $ 96,125
Thomas L. Phillips                     $ 2,950                       $ 59,375
Toby Rosenblatt                        $ 2,750                       $ 59,375
Michael S. Scott Morton                $ 3,750                       $100,325
Ralph F. Verni                         $     0                       $      0
Jeptha H. Wade                         $ 3,350                       $ 63,375

(a) For the fiscal year ended April 30, 1997. Includes compensation from multiple series of the Trust. See "The Trust, the Fund and its Shares" in this Statement of Additional Information for a listing of series.

(b) Includes compensation on behalf of all series of 12 investment companies for which the Investment Manager served directly or indirectly as investment adviser or for which the Investment Manager served as sub-investment adviser, and series of State Street Research Portfolios, Inc., for which State Street Research Investment Services, Inc. served as distributor. "Total Compensation from Trust and Complex Paid to Trustees" for the 12 months ended December 31, 1996. The Trust does not provide any pension or retirement benefits for the Trustees.

                          INVESTMENT ADVISORY SERVICES

         State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924.

         Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities. In managing debt securities, if any, for a portfolio, the Investment Manager may consider yield curve positioning, sector rotation and duration, among other factors.

         The Advisory Agreement provides that the Investment Manager shall furnish the Fund with an investment program, office facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly-owned subsidiary of Metropolitan.


         The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading.

         The Distributor and its affiliates may from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Fund.

         The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         Under the Fund's Administration Agreement between the Investment Manager and the Distributor, the Distributor provides assistance to the Investment Manager in performing certain fund administration services for the Trust, such as assistance in determining the daily net asset value of shares of series of the Trust and in preparing various reports required by regulations.

         Under a Shareholders' Administrative Services Agreement between the Trust and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of the Fund, and is entitled to reimbursements of its costs for providing such services. Under certain arrangements for Metropolitan to provide subadministration services, Metropolitan may receive a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, such as employee benefit plans, through or under which the Fund's shares may be purchased.

         Under the Code of Ethics of the Investment Manager, investment management personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Such personnel must report their personal securities transactions quarterly and supply broker confirmations of such transactions to the Investment Manager.



                        PURCHASE AND REDEMPTION OF SHARES

         Shares of the Fund are distributed by State Street Research Investment Services, Inc., the Distributor. The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class C shares). General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Account" in the Prospectus. The following supplements that information.

         Public Offering Price. The public offering price for each class of shares is based on their net asset value determined as of the close of the NYSE on the day the purchase order is received by State Street Research Shareholder Services ("Shareholder Services") [the Distributor] provided that the order is received prior to the close of the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to Shareholder Services in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

         Class A Shares--Reduced Sales Charges. The reduced sales charges set forth under "Your Account--Class A Sales Charge Reductions and Waivers" in the Fund's Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code);
(iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

         Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (as designated by the Distributor) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

         An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class S shares may also be included in the combination under certain circumstances.


         A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

         Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

         Other Programs Related to Class A Shares. Class A shares of the Fund may be sold or issued in an exchange at a reduced sales charge or without sales charge pursuant to certain sponsored arrangements, which include programs under which a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants, except any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

         In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and person: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; and (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

         Conversion of Class B Shares to Class A Shares. A shareholder's Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B shares received in exchange for Class B shares of other Eligible Funds will be counted toward the eight-year period.

         Contingent Deferred Sales Charges. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and on which a commission has been paid by the Distributor but no initial sales charge has been paid by the shareholder) or on Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B shares and receive in lieu thereof a 1% annual fee with respect to such shares until the shares convert to Class A shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B and Class C shares without an initial sales charge.

         In determining the applicability and rate of any contingent deferred sales charge of Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.


         Contingent Deferred Sales Charge Waivers. With respect to Class A shares (on sales of $1 million or more and on which a commission has been paid by the Distributor but no initial sales charge has been paid by the shareholder), and Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 702 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and
(iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The Fund may modify or terminate the waivers at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans.

         Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by Metropolitan, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which investors pay an asset-based fee and a transaction fee to an intermediary. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations.

         Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

         Redemptions. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.

In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.


         Systematic Withdrawal Plan. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

         In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 8% annually of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

         Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Account--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

         Request to Dealer to Repurchase. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distributor.

         Signature Guarantees. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $50,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

         Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.


         Processing Charges. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

                              SHAREHOLDER ACCOUNTS

         General information on shareholder accounts is included in the Fund's Prospectus under "Your Account." The following supplements that information.

         Maintenance Fees and Involuntary Redemption. Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

         To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

         The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         The Open Account System. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing Class B or Class C shares will not be issued, while certificates representing Class A or Class S shares will only be issued if specifically requested in writing and, in any case, will only be issued for full shares, with any fractional shares to be carried on the shareholder's account. Shareholders will receive periodic statements of transactions in their accounts.


         The Fund's Open Account System provides the following options:

         1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to the Fund to Shareholder Services under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

                  (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

                  (b) All income dividends and capital gains distributions in cash.

                  (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

         Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to Shareholder Services. Dividends and distributions are reinvested at net asset value without a sales charge.

         Exchange Privileges. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.


         Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

         The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Account--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless Shareholder Services is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

         The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. Subject to the foregoing, if an exchange request in good order is received by Shareholder Services and delivered by Shareholder Services to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact Shareholder Services.

         Reinvestment Privilege. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

         Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by Shareholder Services of such shareholder's written purchase request and delivery of the request by Shareholder Services to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

         Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

         Telephone Privileges. Unless a shareholder declines telephone privileges that are offered with his or her Account, (see "Your Account--Account Policies--Telephone Requests"), he or she is deemed to authorize Shareholder Services and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be the shareholder to redeem, or purporting to be the shareholder or the shareholder's dealer to exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. Neither the Fund, the other Eligible Funds, the Transfer Agent, the Investment

Manager nor the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.


         Alternative Means of Contacting the Fund. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching Shareholder Services. In that event, however, the shareholder should contact Shareholder Services at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.


                                 NET ASSET VALUE

         The net asset value of the shares of the Fund is determined once daily as of the close of the NYSE, ordinarily 4 P.M. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share of the Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

         In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

         In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers' NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies approved by the Trustees.


         The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.


                             PORTFOLIO TRANSACTIONS

Portfolio Turnover

         The Fund anticipates that its portfolio turnover rate will not exceed 75% under normal conditions. The Fund, however, reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels, or when [the Investment Manager's] investment strategy changes significantly, portfolio turnover may be higher that during times of economic and market price stability or when [the Investment Manager's] investment strategy remains relatively constant.

         The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

Brokerage Allocation

         The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.


         When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those used for portfolio analysis and modeling and including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

         In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies; this information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients.

         Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers. The Investment Manager has an investment in less than ten percent of the outstanding equity of one such third party which is engaged in the development and licensing of trading systems which include portfolio analysis and modeling and other research and investment decision-making capabilities. The Investment Manager may allocate brokerage to broker-dealers who in turn pay this third party for the portion of the third party's trading system provided to the Investment Manager, which is estimated by the Investment Manager to provide appropriate assistance in the investment decision-making process. Because of its minority interest in the third party, the Investment Manager could be said to benefit indirectly from such brokerage allocation.


         The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. Among other measures, the Investment Manager's investment management personnel seek to evaluate the quality of research and other services received, and the results of this effort are made available to the equity trading department, which sometimes uses this information as consideration in the selection of brokers to execute portfolio transactions.

         Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and the Investment Manager pays for that portion directly from its own funds. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

         The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

         It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934, to the extent applicable.

         In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

         When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.



                               CERTAIN TAX MATTERS

Federal Income Taxation of the Fund -- In General

         The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) satisfy certain diversification requirements; and (c) in order to be entitled to utilize the dividends paid deduction, distribute annually at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid).


         If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder' basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

         The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Federal Income Taxation of the Fund's Investments

         Original Issue Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

         Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

         Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts.


Federal Income Taxation of Shareholders

         Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

         Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


                       DISTRIBUTION OF SHARES OF THE FUND

         The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to dealers.

         The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.


         On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales unless the commission is waived by the dealer. Such commission also is payable to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

         The Fund has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A, Class B and Class C shares, including, but not limited to, (1) the payment of commissions and/or reimbursement to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of Prospectuses of the Fund and reports for recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Fund may, from time to time, deem advisable, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts and expenses associated with the provision of personal service by the Distributor directly to investors. In addition, the Distribution Plan is deemed to authorize the Distributor and the Investment Manager to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.


         Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class C shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance or servicing of shareholder accounts.

         The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by dealers.

         The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

         Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid by the Fund), have also been authorized pursuant to the Distribution Plan.

         The expenditures to be made pursuant to the Distribution Plan may not exceed (i) with respect to Class A shares, an annual rate of 0.25% of the average daily value of net assets represented by such Class A shares, and (ii) with respect to Class B and Class C shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class C shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class C shares (as the case may be) to make payments for personal services and/or the maintenance or servicing of shareholder accounts. The distribution and servicing expenses of a particular class will be borne solely by that class. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time.

         A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur under the Distribution Plan to 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees.


         The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting, and for distribution through mutual fund supermarkets or similar arrangements.

         No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

         To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Fund will make alternative arrangements for such services for shareholders who acquired shares through such institutions.


                         CALCULATION OF PERFORMANCE DATA

         From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., CDC/Wisenberger, Investment Companies Service, Frank Russell Company, Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily. For example, the performance of the Fund might be compared to the Lipper Fund categories for Growth, Balanced, Growth and Income and Small Company Growth funds.

         The average annual total return ("standard total return") and yield of the Class A, Class B, Class C and Class S shares of the Fund will be calculated as set forth below. Total return and yield are computed separately for each class of shares of the Fund.

         All calculations of performance data in this section would reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "--Accrued Expenses and Recurring Charges" later in this section.


Total Return

         Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                 P(1+T)(n) = ERV

Where:            P       =      a hypothetical initial payment of $1,000

                  T       =      average annual total return

                  n       =      number of years

                  ERV     =      ending redeemable value at the end of the
                                 designated period assuming a hypothetical
                                 $1,000 payment made at the beginning of the designated period

         The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield

         Yield for the Fund's Class A, Class B, Class C and Class S shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                                 YIELD = 2[(a-b + 1)6 -1]
                                            --
                                            cd

Where:            a       =      dividends and interest earned during the period

                  b       =      expenses accrued for the period (net of
                                 voluntary expense reductions by the
                                 Investment Manager)

                  c       =      the average daily number of shares outstanding
                                 during the period that were entitled to
                                 receive dividends
                  d       =      the maximum offering price per share on the
                                 last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.5%.

         All accrued expenses and recurring charges are taken into account as described later herein.

         Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

Accrued Expenses and Recurring Charges

         Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

         Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. In the absence of such subsidization, the performance of the Fund will have been lower.

Nonstandardized Total Return


         The Fund may provide the above described standard total return results for Class A, Class B, Class C and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "--Total Return" except the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

Distribution Rates

         The Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

         Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.


                                    CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                             INDEPENDENT ACCOUNTANTS


         Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of the Fund.


                              FINANCIAL STATEMENTS

         In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Shareholder Services.

                    STATE STREET RESEARCH SECURITIES TRUST

                                    PART C
                               OTHER INFORMATION


Item 24:  Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements included in PART A (Prospectus) of this Registration Statement:


                        Financial Highlights for the State Street Research Strategic Income Fund for the period August 30, 1996 (commencement of operations) through April 30, 1997 incorporated by reference from Post-Effective Amendment No. 7.

                        Financial Highlights for the State Street Research Intermediate Bond Fund for the period May 16, 1994 (commencement of operations) through April 30, 1997 incorporated by reference from Post-Effective Amendment No. 7.

            (2) Financial Statements included in PART B (Statement of Additional Information) of this Registration Statement:

                        Financial Statements for the State Street Research Strategic Income Fund for the period August 30, 1996 (commencement of operations) through April 30, 1997 incorporated by reference from Post-Effective Amendment No. 7.

                              Investment Portfolio
                              Statement of Assets and Liabilities
                              Statement of Operations
                              Statement of Changes in Net Assets
                                 (for the period August 30, 1996
                                 (commencement of operations)
                                 to April 30, 1997))
                              Notes to Financial Statements
                                 (including financial highlights)
                              Report of Independent Accountants

                        Financial Statements for the State Street Research Intermediate Bond Fund for the fiscal year ended April 30, 1997 incorporated by reference from Post-Effective Amendment No. 7.

                              Investment Portfolio
                              Statement of Assets and Liabilities
                              Statement of Operations
                              Statement of Changes in Net Assets
                                (for the fiscal years ended April 30, 1997 and April 30, 1996
                              Notes to Financial Statements
                                 (including financial highlights)
                              Report of Independent Accountants
                              Management's Discussion of Fund Performance

      (b)   Exhibits


             (1)(a) Master Trust Agreement and Amendment No. 1 to Master Trust
                    Agreement (5)
             (1)(b) Amendment No. 2 to the Master Trust Agreement (7)
             (1)(c) Form of Amendment No. 3 to the Master Trust Agreement
             (2)    By-Laws of the Registrant (1)*
             (3)    Not applicable
             (4)    Not applicable
             (5)(a) Advisory Agreement with State Street Research & Management
                    Company (5)
             (5)(b) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Strategic Income Fund
             (5)(c) Form of Letter Agreement with respect to the Advisory
                    Agreement relating to State Street Research Legacy Fund

          (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (5)
          (6)(b)  Form of Selected Dealer Agreement, as Supplemented(9)
          (6)(c)  Form of Bank and Bank-Affiliated Broker-Dealer Agreement (3)*
          (6)(e) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Strategic Income Fund (8)
          (6)(f) Form of Letter Agreement with respect to the Distribution Agreement relating to State Street Research Legacy Fund
             (7)  Not applicable
          (8)(a)  Custodian Contract with State Street Bank and Trust
                  Company (5)
          (8)(b) Letter Agreement with respect to the Custodian Contract relating to State Street Research Strategic Income Fund (8)
          (8)(c) Form of Letter Agreement with respect to Custodian Contract relating to the State Street Research Legacy Fund
             (9)  Not applicable
         (10)(a) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Intermediate Bond Fund (2)*
         (10)(b) Opinion and Consent of Goodwin, Proctor and Hoar LLP with respect to State Street Research Strategic Income Fund (6)
         (10)(c) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Legacy Fund
            (11)  Consent of Independent Accountants (9)
            (12)  Not applicable
         (13)(a) Purchase Agreement and Investment Letter with respect to State Street Research Intermediate Bond Fund (8)
         (13)(b)  Purchase Agreement and Investment Letter with respect to
                  State Street Research Strategic Income Fund (8)
         (13)(c)  Form of Purchase Agreements and Investment Letters with respect to State Street Research Legacy Fund
         (14)(a)  State Street Research IRA: Disclosure Statement; Forms
                  Booklet; Transfer of Assets/Direct Rollover Form (4)
         (14)(b) State Street Research 403(b): Brochure, Maximum Salary Reduction Worksheet, Account Application, Salary Reduction Agreement and Transfer of 403(b) Assets Form (8)
         (14)(c) State Street Research SIMPLE IRA: Application, Terms & Conditions & Disclosure Statement (9)
         (15)(a)  Plan of Distribution Pursuant to Rule 12b-1 (4)
         (15)(b) Letter Agreement with respect to the Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Strategic Income Fund (8)
         (15)(c) Form of Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Legacy Fund
            (16) Calculation of Performance Data with respect to State Street Research Intermediate Bond Fund (4)
            (17)  Powers of Attorney (9)
            (18)  Certificate of Board Resolution Respecting Powers of
                  Attorney (9)
            (19)  Application Forms (8)
            (20) First Amended and Restated Multiple Class Expense Allocation Plan (5)
            (27)  Financial Data Schedules (9)


* Restated in electronic format in Post-Effective Amendment No. 7, filed on August 29, 1997



-------------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote       Securities Act of 1933
Reference      Registration/Amendment                    Dated Filed
---------      ----------------------                    -----------

  1            Initial Registration                      January 31, 1994

  2            Pre-Effective Amendment No. 1             March 14, 1994

  3            Post-Effective Amendment No. 1            November 19, 1994

  4            Post-Effective Amendment No. 2            August 25, 1995

  5            Post-Effective Amendment No. 3            June 4, 1996

  6            Post-Effective Amendment No. 4            August 16, 1996

  7            Post-Effective Amendment No. 5            August 29, 1996

  8            Post-Effective Amendment No. 6            January 23, 1997

  9            Post-Effective Amendment No. 7            August 29, 1997

Item 25. Persons Controlled by or Under Common Control with Registrant


           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1996

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1996. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJFinco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

               iv.  MetLife Capital International Ltd. (Delaware).

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.
          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by the former CEO of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     5.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

               iii. SSRM Management Company (Luxembourg).

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)

                    (1) Metric Realty Services, Inc. (Delaware). Metric Holdings, Inc. and Metric Realty Corp. each hold 50% of the common stock of Metric Realty Services, Inc.

                         (a) Metric Colorado, Inc. (Colorado). Metric Realty Services, Inc. holds 80% of the common stock of Metric Colorado, Inc.
                    (2) Metric AV, Inc.
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each hold 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.


                    (5) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

               iv.  MetLife Realty Group, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   MetLife HealthCare Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (80%) and by employees of Morguard (20%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

     5.   3309347 Canada, Inc. (Canada)


H. MetLife (UK) Limited (Great Britain). One share held by Metropolitan Tower Corp.

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Metropolitan Life Seguros de Vida S.A. (Argentina)

L.   Metropolitan Life Seguros de Retiro S.A. (Argentina).





M.   Met Life Holdings Luxembourg (Luxembourg)

N.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

O.   MetLife International Holdings, Inc. (Delaware)

P.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

Q.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

          d.   SubBrown Corp. (New York)

R.   MetPark Funding, Inc. (Delaware)

S.   2154 Trading Corporation (New York)

T.   Transmountain Land & Livestock Company (Montana)

U.   Met West Agribusiness, Inc. (Delaware)

V.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

  W.  MetLife Trust Company, National Association. (United States)
  X.  PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in
      PESCO Plus, L.C. and an unaffiliated party holds a 50% interest.
      1. Public Employees Equities Services Company (Florida)
  Y.  Benefit Services Corporation (Georgia)
  Z.  G.A. Holding Corporation (MA)
A.A.  TNE-Y, Inc. (DE)
A.B.  CRH Companies, Inc. (MA)
A.C.  NELRECO Troy, Inc. (MA)
A.D.  TNE Funding Corporation (DE)
A.E.  L/C Development Corporation (CA)
A.F.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.G. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.H.  DPA Holding Corp. (MA)
A.I.  Lyon/Copley Development Corporation (CA)
A.J.  NEL Partnership Investments I, Inc. (MA)
A.K.  New England Life Mortgage Funding Corporation (MA)
A.L. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.M. Mercadian Funding L.P. ( DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.


A.N.  MetLife New England Holdings, Inc. (DE)
      1. New England Life Insurance Company (MA)
         a. New England Securities Corporation (MA)
         b. Hereford Insurance Agency, Inc. (MA)
         c. Hereford Insurance Agency of Alabama, Inc. (AL)
         d. Hereford Insurance Agency of Minnesota, Inc. (MN)
         e. Newbury Insurance Company, Limited (Bermuda)
         f. TNE Information Services, Inc. (MA)
         g. Exeter Reassurance Company, Ltd. (MA)
         h. Omega Reinsurance Corporation (AZ)
         i. New England Pension and Annuity Company (DE)
         j. TNE Advisers, Inc. (MA)
         k. New England Investment Companies, Inc. (MA)
            1. New England Investment Companies, L.P. (DE) New England
               Investment Companies, Inc. hold a 0.29% general partnership interest in New England Investment Companies, L.P. MetLife New England Holdings, Inc. holds a 54.90% limited partnership interest in New England Investment Companies, L.P.
               a. NEIC Holdings, Inc. (MA)
                  i.    (1) Back Bay Advisors, Inc. (MA)

                        (2) Back Bay Advisors, L.P. (DE)
                            Back Bay Advisors, Inc.
                            holds a 1% general partner
                            interest and NEIC
                            Holdings, Inc. holds a 99%
                            limited partner interest
                            in Back Bay Advisors, L.P.
                  ii.       Reich & Tang Asset Management, Inc. (MA)
                        (1) Reich & Tang Distributors, L.P. (DE)
                            Reich & Tang Asset Management Inc.
                            holds a 1% general interest and
                            Reich & Tang Asset Management, L.P.
                            holds a 99.5% limited partner
                            interest in Reich Tang Distributors, L.P.
                        (2) Reich & Tang Asset Management L.P.
                            Reich & Tang Asset Management, Inc.
                            holds a 0.5% general partner interest and NEIC Holdings, Inc. hold a 99.5% limited partner interest in Reich & Tang
                            Asset Management, L.P.
                        (3) Reich & Tang Services, L.P. (DE)
                            Reich & Tang Asset Management, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang Asset Management, L.P.
                            holds a 99% limited partner interest
                            in Reich & Tang Services, L.P.
                  iii.  Loomis, Sayles & Company, Inc. (MA)
                        (1) Loomis Sayles & Company, L.P. (DE)
                            Loomis Sayles & Company, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                            Company, L.P.
                  iv.   Westpeak Investment Advisors, Inc. (MA)
                        (1) Westpeak Investment Advisors, L.P. (DE)
                            Westpeak Investment Advisors, Inc.
                            holds a 1% general partner interest and
                            Reich & Tang holds a 99% limited partner interest in Westpeak Investment Advisors, L.P.
                  v.    VNSM, Inc. (DE)
                        (1) Vaughan, Nelson Scarborough & McConnell, L.P. (DE)
                            VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson Scarborough & McConnell, L.P.
                  vi.   MC Management, Inc. (MA)
                        (1) MC Management, L.P. (DE)
                            MC Management, Inc. holds a 1% general partner interest and Reich & Tang Asset Management,
                            Inc. holds a 99% limited partner interest in MC Management, L.P.
                  vii.  Harris Associates, Inc. (DE)
                        (1) Harris Associates Securities L.P. (DE)
                            Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates Securities, L.P.
                        (2) Harris Associates L.P. (DE)
                            Harris Associates, Inc. holds a 0.33% general partner interest and New England Investment Company, L.P. Inc. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (a) Harris Partners, Inc. (DE)
                              (b) Harris Partners L.L.C. (DE)
                                  Harris Partners, Inc. holds a 1%
                                  membership interest and
                                  Harris Associates L.P. holds a 99%
                                  membership interest in Harris Partners L.L.C.
                                  (i) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (ii)Perseus Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general
                                      partner interest

                                 (iii)Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                 (iv) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (v) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
                  viii. Graystone Partners, Inc. (MA)
                        (1) Graystone Partners, L.P. (DE)
                            Graystone Partners, Inc. holds a 1%
                            general partner interest and New England
                            Investment  Company, L.P.
                            holds a 99% limited partner interest in
                            Graystone Partners, L.P.

                  ix.   NEF Corporation (MA)
                        (1) New England Funds, L.P. (DE) NEF Corporation holds a
                            1% general partner interest and New England
                            Investment Company, L.P. holds a 99% limited partner interest in New England Funds, L.P.
                        (2) New England Funds Management, L.P. (DE) NEF
                            Corporation holds a 1% general partner interest and New England Investment Company, L.P. holds a 99% limited partner interest in New England Funds Management, L.P.
         l. Capital Growth Management, L.P. (DE)
            New England Investment Companies, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
         m. AEW Capital Management L.P. (DE)
            New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
            1. AEW Investment Group, Inc. (MA)
               a. BBC Investment Advisors, Inc. (MA)
               b. Copley/Ochard Investors, Inc. (MA)
                  i.    Copley/Ochard Investors, L.P. (DE)
                        Copley/Ochard Investors, Inc.
                        holds a 1% general partner interest in
                        Copley/Ochard Investors, L.P.
               c. AEW Real Estate Advisors, Inc. (MA)
                  i.    AEW Advisors, Inc. (MA)
                        (1)  Copley Management Partnership (MA)
                             Copley Advisors, Inc. holds a 1% general partner interest in Copley Management Partnership.
                        (2)  Coptel Associates L.P. (DE)
                             Copley Advisors, Inc. holds a 1% general partner interest in Coptel Associates L.P.
                        (3)  CIIF Associates (MA)
                             Copley Advisors, Inc. holds a .15% general partner interest in CIIF Associates.
                        (4)  CIIF Associates II Limited Partnership (DE)
                             Copley Advisors, Inc. holds a .15% general partner interest in CIIF Associates II Limited Partnership.
                        (5)  CIIF McInnes Associates (MA)
                             AEW Advisors, Inc. holds a .15% general partnership interest in CIIF McInnes Associates.
                        (6)  CIIF  Oxnard Associates (MA)
                             AEW Advisors, Inc. holds a .15% general partnership in CIIF Oxnard Associates.
                        (7)  CIIF II Crossroads Limited Partnership (DE)
                             AEW Advisors, Inc. holds a 1% general partnership in CIIF II Crossroads Limited Partnership.
                        (8)  CIIF II Tech Center Associates L.P. (DE)
                             AEW Advisors, Inc. holds a 1% general partnership in CIIF II Tech Center Associates L.P.
                        (9)  CIIF II Tech Center, Inc. (MA)
                             AEW Advisors, Inc. holds a 5% interest in CIIF
                               II Tech Center Associates, Inc.
                  ii.   Copley Properties Company, Inc. (MA)
                        (1)  New England Life Pension Properties (MA).
                             Copley Properties Company, Inc. holds a 1% general partner interest in New England Life Pension Properties.
                  iii.  Copley Properties Company II, Inc. (MA)
                        (1)  New England Life Pension Properties II (MA).
                             Copley Properties Company II, Inc. holds a 1% general partner interest in New England Life Pension Properties II.
                  iv.   Copley Properties Company III, Inc. (MA)
                        (1) New England Life Pension Properties III (MA). Copley Properties Company III, Inc. holds a 1% general partner interest in New England Life Pension Properties III.
                  v.    Copley Securities Corporation (MA)
                  vi.   Copley Margarita Associates L.P. (MA)
                        AEW Real Estate Advisors, Inc. holds a 0.001% general
                         partner interest in Copley Margarita Associates L.P.
                  vii.   Fourth Copley Corp. (MA)
                         (1) New England Life Pension Properties IV (MA).
                             Fourth Copley Corp. holds a 1% general partner interest in New England Life Pension Properties IV.
                  viii.  Fifth Copley Corp. (MA)
                         (1) New England Life Pension Properties V (MA).
                             Fifth Copley Corp. holds a 1% general partner interest in New England Life Pension Properties V.
                  ix.    Sixth Copley Corp. (MA)
                         (1) Copley Pension Properties VI (MA).
                             Sixth Copley Corp. holds a 1% general partner interest in Copley Pension Properties VI.
                  x.     Seventh Copley Corp. (MA).
                         (1) Copley Pension Properties VII (MA).
                             Seventh Copley Corp. holds a 1% general partner interest in Copley Pension Properties VII.
                  xi.    Eighth Copley Corp. (MA).
                  xii.   First Income Corp. (MA).
                         (1) Copley Realty Income Partners 1 (MA).
                             First Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 1.
                  xiii.  Second Income Corp. (MA).
                         (1) Copley Realty Income Partners 2 (MA).
                             Second Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 2.
                  xiv.   Third Income Corp. (MA).
                         (1) Copley Realty Income Partners 3 (MA).
                             Third Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 3.
                  xv.    Fourth Income Corp. (MA).
                         (1) Copley Realty Income Partners 4 (MA).
                             Fourth Income Corp. holds a 1% general partner interest in Copley Realty Income Partners 4.
                  xvi.   Third Singleton Corp. (MA).
                         (1) Copley Business Parks Associates L.P. (MA).
                             Third Singleton Corp. holds a 1% general partner interest in Copley Business Parks Associates L.P.
                  xvii.  Fourth Singleton Corp. (MA)
                  xviii. Fifth Singleton Corp. (MA)
                         (1) Copley Regional Centers Associates L.P. (MA).
                             Fifth Singleton Corp. holds a 1% general partner interest in Copley Regional Centers Associates L.P.
                  xix.   Sixth Singleton Corp. (MA).
                         (1) Copley Commerce Centers Associates L.P. (MA).
                             Sixth Singleton Corp. holds a 1% general partner interest in Copley Commerce Centers Associates L.P.
                  xx.    CTR Corp. (MA ).
                  xxi.   New England Investment Associates, Inc. (DE)
                  xxii.  BCOP Associates L.P. (MA)
                         AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
                  xxiii  AEW Real Estate Advisors Limited Partnership.
                         AEW Real Estate Advisors, Inc. holds a 25% general partner interest in AEW Real Estate Advisors, Limited Partnership.
               d. BBC Investment Advisors, Inc. (MA)
                         AEW Investment Group, Inc. holds a 60% general partner interest in BBC Investment Advisors, Inc. and Back Bay Advisors, L.P. holds a 40% limited partner interest.

                         N. AEW Capital Management, Inc. (MA)
                         (i) Copley Management and Advisors, L.P. (DE)
                             AEW Capital Management, Inc. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest in Copley Management and Advisors, L.P.
                             (a) BBC Investment Advisors, L.P. (DE)
                                 Copley Management Advisors, L.P. holds a
                                 59.4% limited partner interest, Back Bay
                                 Advisors, L.P. holda 39.6% limited partner interest and BBC Investment Advisors, Inc. holds a 1% general partner interest in BBC Investment Advisors, L.P.

      2. Copley Public Partners Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest.
      3. AEW Hotel Investment Corporation.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest. Metropolitan Structures owns 100% of the common stock of Cicero/Cermak Corporation, an Illinois corporation.

5) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

6) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

Item 26:  Number of Holders of Securities
-----------------------------------------



      As of July 31, 1997, the number of record holders of the Registrant's Fund were as follows:



           (1)                                         (2)
                                                    Number of
     Title of Class                              Record Holders

Shares of Beneficial Interest

State Street Research Intermediate Bond Fund

         Class A                                       0
         Class B                                       0
         Class C                                       7
         Class D                                       0

State Street Research Strategic Income Fund

         Class A                                     689
         Class B                                     791
         Class C                                      23
         Class D                                     157


State Street Research Legacy Fund

         Class A                                       *
         Class B                                       *
         Class C                                       *
         Class S                                       *

----------
*The Registrant anticipates that State Street Research & Management
Company will be the sole initial record holder on or about the effective date.

Item 27:  Indemnification

      Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

 Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------

State Street             Investment Adviser                   Various investment                               Boston, MA
  Research &                                                  advisory clients
  Management
  Company

Arpiarian, Tanya         None
  Vice President

Bangs, Linda L.          None
  Vice President

Bennett, Peter C.        Executive Vice                       GFM International Investors
  Director and           President                            Limited                                          London, England
  Executive Vice         Vice President                       State Street Research Capital Trust              Boston, MA
  President              Vice President                       State Street Research Exchange Trust             Boston, MA
                         Vice President                       State Street Research Financial Trust            Boston, MA
                         Vice President                       State Street Research Growth Trust               Boston, MA
                         Vice President                       State Street Research Master Investment Trust    Boston, MA
                         Vice President                       State Street Research Equity Trust
                         Vice President                       State Street Research Income Trust               Boston, MA
                         Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                         Director                             State Street Research Investment Services, Inc   Boston, MA
                         Director                             Boston Private Bank & Trust Co.                  Boston, MA
                         President and Director               Christian Camps & Conferences, Inc.              Boston, MA
                         Chairman and Trustee                 Gordon College                                   Wenham, MA

Bochman, Kathleen        None
  Vice President

Borzilleri, John         Vice President                       Montgomery Securities                            San Francisco, CA
  Vice President         (until 6/97)

Bray, Michael J.         Employee                             Merrill Lynch & Co.                              Boston, MA
  Vice President         (until 7/97)

Brooks, David            None
  Vice President

Brown, Susan H.          None
  Vice President

Buffum, Andrea           Project Manager                      BankBoston                                       Boston, MA
  Vice President         (until 12/96)
                         Managing Director                    State Street Global Advisors                     Boston, MA
                         (until 12/95)

Burbank, John F.         None
  Senior Vice President
  (Vice President until
  7/96)

Cabrera, Jesus A.        Vice President                       First Chicago Investment Management Co.          Chicago, IL
  Vice President         (until 5/96)
                         Vice President                       State Street Research Capital Trust              Boston, MA

Canavan, Joseph W.       Vice President                       GFM International Investors Limited              London, England
  Vice President         Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                         Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                         Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                         Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                         Assistant Treasurer                  State Street Research Exchange Trust             Boston, MA
                         Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                         Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                         Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA

                                      C-15


                                                                                                               Principal business
Name                     Connection                           Organization                                  address of organization
----                     ----------                           ------------                                  -----------------------

Carstens, Linda C.       None
  Vice President

Clifford, Jr., Paul J.   Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
  Vice President

Coleman, Thomas J.       None
  Vice President

D'Vari, Ronald           None
  Vice President

Depp, Maureen            Vice President                       Wellington Management Company                    Boston, MA
  Vice President         (until 9/97)

DeVeuve, Donald          None
  Vice President

DiFazio, Susan M.W.      Senior Vice President                State Street Research Investment Services, Inc.  Boston, MA
  Vice President

Dillman, Thomas J        Director of Research                 Bank of New York                                 New York, NY
  Senior Vice President  (until 6/95)

Drake, Susan W.          Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
  Vice President         (until 2/96)

Duggan, Peter J.         None
  Senior Vice
  President

Evans, Gordon            Senior Vice President                State Street Research Investment Services, Inc.  Boston, MA
  Vice President         (Vice President until 3/96)

Even, Karen              None
  Vice President

Federoff, Alex G.        None
  Vice President

Fee, Richard                                                   CIGNA Retirement and                            Hartford, CT
  Vice President                                               Investment Services

Feliciano, Rosalina      None
  Vice President

Gardner, Michael D.      Partner                               Prism Group                                     Seattle, WA
  Senior Vice President

Geer, Bartlett R.        Vice President                        State Street Research Equity Trust              Boston, MA
  Senior Vice President  Vice President                        State Street Research Income Trust              Boston, MA
                         Vice President                        State Street Research Securities Trust          Boston, MA

Giroux, June             Investment Analyst                    First National Bank                             Chicago, IL
  Vice President                                               of Chicago

Govoni, Electra          None
  Vice President



                                      C-16

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------

Granger, Allison          None
  Vice President

Hamilton, Jr., William A. Treasurer and Director               Ellis Memorial and Eldredge House                Boston, MA
  Senior Vice President   Treasurer and Director               Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                          Treasurer and Director               North Conway Institute                           Boston, MA

Hanson, Phyllis           None
  Vice President

Haverty, Jr., Lawrence J. None
  Senior Vice President

Heineke, George R.        None
  Vice President

Jackson, Jr.,             Trustee                              Certain trusts of related and
  F. Gardner                                                   non-related individuals
  Senior Vice President   Trustee and Chairman                 Vincent Memorial Hospital                        Boston, MA
                          of the Board

Jamieson, Frederick H.    Vice President and Asst. Treasurer   State Street Research Investment Services, Inc.  Boston, MA
  Senior Vice President   Vice President and Asst. Treasurer   SSRM Holdings, Inc.                              Boston, MA
                          Vice President and Controller        MetLife Securities, Inc.                         New York, NY
                          Senior Vice President                GFM International Investors Limited              London, England

Kallis, John H.           Vice President                       State Street Research Financial Trust            Boston, MA
  Senior Vice President   Vice President                       State Street Research Income Trust               Boston, MA
                          Vice President                       State Street Research Money Market Trust         Boston, MA
                          Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                          Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
                          Vice President                       State Street Research Securities Trust           Boston, MA
                          Trustee                              705 Realty Trust                                 Washington, D.C.
                          Director and President               K&G Enterprises                                  Washington, D.C.

Kasper, M. Katherine      None
  Vice President

                                      C-17

                                                                                                              Principal business

Name                      Connection                          Organization                                 address of organization
----                      ----------                          ------------                                 -----------------------
Kluiber, Rudolph K.       Vice President                      State Street Research Capital Trust             Boston, MA
  Vice President

Langholm, Knut            Director                            State Street Research SICAV                     Luxembourg
  Vice President

Leary, Eileen M.          None
  Vice President

Maisonneuve, Virginie     Portfolio Manager                   Batterymarch Financial Management                Boston, MA
  Vice President          (until 6/97)

                          Vice President                      GFM International Investors, Ltd.                London, England

McNamara, III, Francis J. Director and Executive              GFM International Investors
  Executive Vice          Vice President                      Limited                                          London, England
  President,              Senior Vice President, Clerk        State Street Research Investment Services, Inc.  Boston, MA
  Secretary and           and General Counsel
  General Counsel         Secretary and General Counsel       State Street Research Master Investment Trust    Boston, MA
  (Senior Vice President, Secretary and General Counsel       State Street Research Capital Trust              Boston, MA
  Secretary and General   Secretary and General Counsel       State Street Research Exchange Trust             Boston, MA
  Counsel until 7/96)     Secretary and General Counsel       State Street Research Growth Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Securities Trust           Boston, MA
                          Secretary and General Counsel       State Street Research Equity Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Financial Trust            Boston, MA
                          Secretary and General Counsel       State Street Research Income Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Money Market Trust         Boston, MA
                          Secretary and General Counsel       State Street Research Portfolios, Inc.           Boston, MA
                          Secretary and General Counsel       State Street Research Tax-Exempt Trust           Boston, MA
                          Secretary and General Counsel       SSRM Holdings, Inc.                              Boston, MA



                                      C-18

                                                                                                               Principal business

Name                     Connection                           Organization                                 address of organization
----                     ----------                           ------------                                 -----------------------
Maus, Gerard P.          Executive Vice President             GFM International Investors
  Director, Executive    and Director                         Limited                                           London, England
  Vice President,        Treasurer                            State Street Research Equity Trust                Boston, MA
  Treasurer, Chief       Treasurer                            State Street Research Financial Trust             Boston, MA
  Financial Officer and  Treasurer                            State Street Research Income Trust                Boston, MA
  Chief Administrative   Treasurer                            State Street Research Money Market Trust          Boston, MA
  Officer                Treasurer                            State Street Research Tax-Exempt Trust            Boston, MA
                         Treasurer                            State Street Research Capital Trust               Boston, MA
                         Treasurer                            State Street Research Exchange Trust              Boston, MA
                         Treasurer                            State Street Research Growth Trust                Boston, MA
                         Treasurer                            State Street Research Master Investment Trust     Boston, MA
                         Treasurer                            State Street Research Portfolios, Inc.            Boston, MA
                         Treasurer                            State Street Research Securities Trust            Boston, MA
                         Director, Executive Vice President,  State Street Research Investment Services, Inc.   Boston, MA
                         Treasurer and Chief
                         Financial Officer
                         Director                             Metric Holdings, Inc.                             San Francisco, CA
                         Director                             Certain wholly-owned subsidiaries
                                                              of Metric Holdings, Inc.
                         Treasurer and Chief Financial        SSRM Holdings, Inc.                               Boston, MA
                         Officer
                         Treasurer (until 1/97)               MetLife Securities, Inc.                          New York, NY
                         Director                             State Street Research SICAV                       Luxembourg

Milder, Judith J.        None
  Senior Vice President

Miles, Deborah C.
  Vice President

Miller, Joan D.          Senior Vice President                State Street Research Investment Services, Inc.   Boston, MA
  Senior Vice President
  (Vice President
  until 7/96)

Moore, Jr., Thomas P.    Vice President                       State Street Research Capital Trust               Boston, MA
  Senior Vice            (until 11/96)
  President              Vice President                       State Street Research Exchange Trust              Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Growth Trust                Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Master Investment Trust     Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Equity Trust                Boston, MA
                         Vice President                       State Street Research Energy, Inc.                Boston, MA
                         Director                             Hibernia Savings Bank                             Quincy, MA
                         Governor on the                      Association for Investment Management
                         Board of Governors                   and Research                                      Charlottesville, VA

Morey, Andrew
  Vice President         None

Mulligan, JoAnne C.      Vice President                       State Street Research Money Market Trust          Boston, MA
  Senior Vice President
  (Vice President
  until 7/96)

Orr, Stephen C.          Member                               Technology Analysts of Boston                     Boston, MA
  Vice President         Member                               Electro-Science Analysts (of NYC)                 New York, NY




                                      C-19

                                                                                                              Principal business

Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Paddon, Steven W.         Employee                             Metropolitan Life Insurance Company              New York, NY
  Senior Vice President   (until 10/96)

Pannell, James C.         None
  Vice President
  (Vice President
  until 3/97)

Peters, Kim M.            Vice President                       State Street Research Securities Trust           Boston, MA
  Senior Vice President

Poritzky, Dean E.         Portfolio Manager                    Fidelity Investments                             Boston, MA
  Vice President

Pyle, David
  Vice President

Ragsdale, E.K. Easton     Senior Vice President                GFM International Investors, Limited             London, England
  Senior Vice President
  (Vice President
  until 7/96)

Rawlins, Jeffrey A.       None
  Senior Vice President
  (Vice President
  until 7/96)

Rice III, Daniel Joseph   Vice President                       State Street Research Equity Trust               Boston, MA
  Senior Vice President

Richards, Scott           None
  Vice President

Romich, Douglas A.        Vice President                       GFM International Investors Limited              London, England
  Vice President          Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                          Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                          Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                          Assistant Treasurer                  State Street Research Exchange Trust
                          Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA

Saperstone, Paul          None
  Vice President




                                      C-20


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Schrage, Michael          None
  Vice President

Schultz, David C.         Director and Treasurer               Mafraq Hospital Association                      Mafraq, Jordan
  Executive Vice          Member                               Association of Investment
   President                                                   Management Sales Executives                      Atlanta, GA
                          Member, Investment Committee         Lexington Christian Academy                      Lexington, MA

Shaver, Jr. C. Troy       President and Chief Executive        State Street Research Investment Services, Inc.  Boston, MA
  Executive Vice          Officer
  President               President and Chief Executive        John Hancock Funds, Inc.                         Boston, MA
                          Officer (until 1/96)

Shean, William G.         None
  Vice President

Shively, Thomas A.        Vice President                       State Street Research Financial Trust            Boston, MA
  Director and            Vice President                       State Street Research Money Market Trust         Boston, MA
  Executive Vice          Vice President                       State Street Research Tax-Exempt Trust
  President               Director                             State Street Research Investment Services, Inc   Boston, MA
                          Vice President                       State Street Research Securities Trust           Boston, MA

Shoemaker, Richard D.     Senior Vice President                GFM International Investors Limited              London, England
  Senior Vice President

Stambaugh, Kenneth        None
  Vice President

Strelow, Dan R.           None
  Senior Vice President



                                      C-21


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Swanson, Amy McDermott    None
  Senior Vice President

Trebino, Anne M.          Vice President                       SSRM Holdings, Inc.     Boston, MA
  Senior Vice President

Verni, Ralph F.           Chairman, President,                 GFM International Investors
  Chairman, President,    CEO and Director                     Limited                                          London, England
  Chief Executive         Chairman, President, Chief           State Street Research Capital Trust              Boston, MA
  Officer and             Executive Officer and Trustee
  Director                Chairman, President, Chief           State Street Research Exchange Trust             Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Growth Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Master Investment Trust    Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Securities Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Equity Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Financial Trust            Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Income Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Money Market Trust         Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Portfolios, Inc.           Boston, MA
                          Executive Officer and Director
                          Chairman, President, Chief           State Street Research Tax-Exempt Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman and Director                State Street Research Investment Services, Inc.  Boston, MA
                          (President and Chief Executive
                          Officer until 2/96)
                          Chairman and Director                Metric Holdings, Inc.                            San Francisco, CA
                          Director and Officer                 Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                          Chairman of the Board and Director   MetLife Securities, Inc.                         New York, NY
                          (until 1/97)
                          President, Chief Executive           SSRM Holdings, Inc.                              Boston, MA
                          Officer and Director
                          Director                             CML Group, Inc.                                  Boston, MA
                          Director                             Colgate University                               Hamilton, NY
                          Director                             State Street Research SICAV                      Luxembourg


                                      C-22

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Wade, Dudley              Vice President                       State Street Research Growth Trust               Boston, MA
  Freeman                 Vice President                       State Street Research Master Investment Trust    Boston, MA
 Senior Vice
 President

Wallace, Julie K.         None
 Vice President

Weiss, James M.           Vice President                       State Street Research Equity Trust               Boston, MA
 Senior Vice President    Vice President                       State Street Research Exchange Trust             Boston, MA
                          Vice President                       State Street Research Growth Trust               Boston, MA
                          Vice President                       State Street Research Master Investment Trust    Boston, MA
                          Vice President                       State Street Research Capital Trust              Boston, MA
                          President and Chief Investment       IDS Equity Advisors                              Minneapolis, MN
                          Officer (until 12/95)


Westvold,                 Vice President                       State Street Research Securities Trust           Boston, MA
  Elizabeth McCombs
  Senior Vice President
  (Vice President
  until 7/96)

Wilkins, Kevin            Vice President                       State Street Research Investment Services, Inc.  Boston, MA
  Vice President          Vice President                       Fidelity Investments                             Boston, MA
                          Various positions                    Fidelity Investments                             Boston, MA
                          (until 10/96)

Wilson, John T.           Vice President                       State Street Research Equity Trust               Boston, MA
  Vice President          Vice President                       State Street Research Master Investment Trust    Boston, MA
                          Vice President                       Phoenix Investment Counsel, Inc.                 Hartford, CT
                          (until 6/96)

Wing, Darman A.           Senior Vice President and            State Street Research Investment Services, Inc.  Boston, MA
 Vice President,          Asst. Clerk
 Assistant Secretary      Assistant Secretary                  State Street Research Capital Trust              Boston, MA
 and Assistant            Assistant Secretary                  State Street Research Exchange Trust             Boston, MA
 General Counsel          Assistant Secretary                  State Street Research Growth Trust               Boston, MA
                          Assistant Secretary                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Secretary                  State Street Research Securities Trust           Boston, MA
                          Assistant Secretary                  State Street Research Equity Trust               Boston, MA
                          Assistant Secretary                  State Street Research Financial Trust            Boston, MA
                          Assistant Secretary                  State Street Research Income Trust               Boston, MA
                          Assistant Secretary                  State Street Research Money Market Trust         Boston, MA
                          Assistant Secretary                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Secretary                  SSRM Holdings, Inc.                              Boston, MA

Woodbury, Robert S.       Employee                             Metropolitan Life Insurance Company              New York, NY
 Vice President

Woodworth, Jr., Kennard   Vice President                       State Street Research Exchange Trust             Boston, MA
 Senior Vice              Vice President                       State Street Research Growth Trust               Boston, MA
 President                (until 2/96)


                                      C-23

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Wu, Norman N.             Partner                              Atlantic-Acton Realty                            Framingham, MA
 Senior Vice President    Director                             Bond Analysts Society of Boston                  Boston, MA

Item 29:  Principal Underwriters

      (a) State Street Research Investment Services, Inc., serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, and State Street Research Portfolios, Inc.

      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

       (1)                          (2)                       (3)
                                 Positions
Name and Principal              and Offices             Positions and Offices
 Business Address             with Underwriter            with Registrant

Ralph F. Verni                Chairman of               Chairman of the
One Financial Center          the Board and             Board, President,
Boston, MA  02111             Director                  Chief Executive Officer
                                                        and Trustee

Peter C. Bennett              Director                  None
One Financial Center
Boston, MA  02111

Gerard P. Maus                Executive Vice President  Treasurer
One Financial Center          Treasurer, Chief
Boston, MA  02111             Financial Officer and
                              Director

Thomas A. Shively             Director                  Vice President
One Financial Center
Boston, MA  02111

C. Troy Shaver, Jr.           President and Chief       None
One Financial Center          Executive Officer
Boston, MA 02111

Dennis C. Barghaan            Senior Vice President     None
One Madison Avenue
New York, NY 10010

Peter Borghi                  Senior Vice President     None
One Financial Center
Boston, MA  02111

Paul V. Daly                  Senior Vice President     None
One Financial Center
Boston, MA  02111

       (1)                          (2)                       (3)
                                 Positions
Name and Principal              and Offices             Positions and Offices
 Business Address             with Underwriter            with Registrant

Susan M.W. DiFazio            Senior Vice President     None
One Financial Center
Boston, MA  02111

Gordon Evans                  Senior Vice President     None
One Financial Center
Boston, MA  02111

Robert Haeusler               Senior Vice President     None
One Madison Avenue
New York, NY 10010

Gregory R. McMahan            Senior Vice President     None
One Financial Center
Boston, MA 02111

Francis J. McNamara, III      Senior Vice President,  Secretary
One Financial Center          General Counsel
Boston, MA 02111              and Clerk

Joan D. Miller                Senior Vice President     None
One Financial Center
Boston, MA 02111




Deborah C. Miles              Vice President            None
One Financial Center
Boston, MA 02111


Darman A. Wing                Senior Vice President,    Assistant Secretary
One Financial Center          Assistant General Counsel
Boston, MA  02111             and Assistant Clerk



Donald Doherty                Vice President            None
One Financial Center
Boston, MA  02111



Linda Grasso                  Vice President            None
One Financial Center
Boston, MA  02111


Robert M. Gunville            Vice President            None
One Financial Center
Boston, MA 02111


Frederick H. Jamieson         Vice President            None
One Financial Center          and Assistant
Boston, MA  02111             Treasurer



Susan Volpe Martin            Vice President            None
One Financial Center
Boston, MA  02111



Amy L. Simmons                Vice President            Assistant Secretary
One Financial Center
Boston, MA 02111



Kevin Wilkins                 Vice President            None
One Financial Center
Boston, MA  02111

Item 30:  Location of Accounts and Records

      Gerard P. Maus
      State Street Research & Management Company
      One Financial Center
      Boston, MA 02111

Item 31:    Management Services

            Inapplicable.

Item 32:    Undertakings

            (a)   Inapplicable.

            (b)   Deleted.

            (c) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders, upon request and without charge.

            (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


            (e) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, using financial statements with respect to State Street Research Legacy Fund which need not be certified, within four to six months after such Fund commences an offering to the general public, subject to applicable provisions of the Division of Investment Management generic comment letter dated February 25, 1994.

                                    Notice


      A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities and obligations, and no other Fund shall be responsible for the same.

                                  SIGNATURES




      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 1st day of October, 1997.




                                    STATE STREET RESEARCH SECURITIES TRUST

                                    By:                    *
                                          ------------------------
                                          Ralph F. Verni
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

               Signature                         Title
               ---------                         -----

                   *                      Trustee, Chairman of the Board and
        ---------------------             Chief Executive Officer
            Ralph F. Verni                (Principal Executive Officer)


                   *                      Treasurer (Principal Financial and
        ---------------------             Accounting Officer)
            Gerard P. Maus



                   *                      Trustee
        ---------------------
           Steve A. Garban


                   *                      Trustee
        ---------------------
          Malcolm T. Hopkins



                   *                      Trustee
        ---------------------
           Edward M. Lamont


                   *                      Trustee
        ---------------------
          Robert A. Lawrence


                   *                      Trustee
        ---------------------
            Dean O. Morton


                   *                      Trustee
        ---------------------
          Thomas L. Phillips

                   *                      Trustee
        ---------------------
            Toby Rosenblatt


                   *                      Trustee
        ---------------------
       Michael S. Scott Morton


                   *                      Trustee
        ---------------------
            Jeptha H. Wade





*By: /s/ Francis J. McNamara, III
     -------------------------------
     Francis J. McNamara, III
     Attorney-in-Fact
     under Powers of Attorney
     dated August 29, 1997,
     incorporated by reference
     from Post-Effective Amendment
     No 7.

                                              1933 Act Registration No. 33-74628
                                                      1940 Act File No. 811-8322

---------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             --------------------


                                    FORM N-1A



                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                  [ ]


                        Pre-Effective Amendment No. __                  [ ]




                        Post-Effective Amendment No. 8                  [X]



                                     and/or


                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]




                                Amendment No. 9                         [X]



                             --------------------

                    STATE STREET RESEARCH SECURITIES TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

                             --------------------

                                    EXHIBITS

                                INDEX TO EXHIBITS


      (1)(c)    Form of Amendment No. 3 to the Master Trust Agreement

      (5)(c) Form of Letter Agreement with respect to the Advisory Agreement relating to State Street Research Legacy Fund

      (6)(f) Form of Letter Agreement with respect to the Distribution Agreement relating to State Street Research Legacy Fund

      (8)(c) Form of Letter Agreement with respect to the Custodian Contract relating to the State Street Research Legacy Fund

      (10)(c) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Legacy Fund

      (13)(c) Form of Purchase Agreements and Investment Letters with respect to State Street Research Legacy Fund

      (15)(c) Form of Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Reserach Legacy Fund

                                       2